Intangible Assets and Non-financial Assets Impairment - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 279,423	₩ 135,950
Development in process	285,796	253,265
Development costs	565,219	389,215
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	55,187	27,371
Development in process	60,376	73,667
I T [Member]
Disclosure of development costs of intangible assets [line items]
Development completed	24,684	31,935
Development in process	100,380	66,904
Mobile and Others [member]
Disclosure of development costs of intangible assets [line items]
Development completed	199,552	76,644
Development in process	₩ 125,040	₩ 112,694